Rainier Large Cap Equity Fund
Rainier Large Cap Equity Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier Large Cap Equity Fund (the “Large Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Rainier Large Cap Equity Fund - USD ($)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rainier Large Cap Equity Fund		Institutional	Original
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.19%	0.24%
Total Annual Fund Operating Expenses		0.89%	1.19%
Fee Waiver and/or Expense Reimbursement	[1]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.82%	1.12%
[1]	Rainier has contractually agreed to reduce its fees and/or reimburse Fund expenses such that the annual rate of ordinary operating expenses is reduced by 0.07% through at least July 31, 2017. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year only). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - Rainier Large Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	84	277	486	1,090
Original	114	371	648	1,437

Expense Example, No Redemption - Rainier Large Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	84	277	486	1,090
Original	114	371	648	1,437

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 63.30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of large-capitalization companies traded in the United States. Rainier considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase. The Fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Fund. The Fund will normally be invested in approximately 50 to 150 securities. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities, with limited investments in emerging markets. Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”). The Fund may invest to a limited extent in initial public offerings (“IPOs”) and exchange-traded funds (“ETFs”).

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that Rainier believes likely to demonstrate superior earnings growth relative to their peers and have equities selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund’s economic sector weightings to a broad index, such as the Standard & Poor’s (S&P) 500 Index®, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Market Capitalization Risk – Investments in securities of small- and mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than those of other stocks. Large-cap stocks may have extended cycles where they perform worse than other segments of the stock market or the stock market in general.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur another layer of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER LARGE CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2016 for the Fund was -2.47%.

Best Quarter:	+14.81%	(first quarter, 2012)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2015
Average Annual Total Returns - Rainier Large Cap Equity Fund	1 Year	5 Years	10 Years
Institutional Shares	1.08%	9.95%	6.03%
Institutional Shares | Return after taxes on distributions	(3.40%)	6.40%	4.00%
Institutional Shares | Return after taxes on distributions and sale of fund shares	4.29%	7.38%	4.59%
Original Shares	0.77%	9.64%	5.75%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.